Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Carrying Value		$ 9,469
Newlead Victoria Ltd. [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	$ 5,580
Vessel Carrying Value	26,254
Newlead Albion [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,535
Vessel Carrying Value	16,748
Newlead Venetico [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,540
Vessel Carrying Value	16,966
Newlead Castellano [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	8,670
Vessel Carrying Value	21,723
Sofia [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,125
Vessel Carrying Value	5,204
Newlead Granadino [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	9,760
Vessel Carrying Value	8,134
Nepheli [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,770
Vessel Carrying Value	5,970
Vessel Ioli [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,770
Vessel Carrying Value	5,128
Vessel Katerina L [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Summary of Independent Vessel Valuations and Carrying Value Per Vessel [Line Items]
Vessel Valuations	7,800
Vessel Carrying Value	$ 5,307